CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue	$ 8,325,382	$ 10,299,059
Costs of revenue	(5,059,745)	(6,317,316)
Gross profit	3,265,637	3,981,743
Service income	99,357	132,915
Service expenses	(18,195)	(37,272)
General and administrative expense	(868,262)	(1,031,502)
Selling expense	(564,315)	(662,852)
Operating Income (Expense)	1,914,222	2,383,032
Financial expenses	(77,863)	(65,969)
Other income	0	395
Change in fair value of warrants liability	(4,413)	(92,067)
Income (Expense) before provision for income tax and non-controlling interest	1,831,946	2,225,391
Provision for income tax	(314,883)	(416,468)
Net income	1,517,063	1,808,923
Net loss (income) attributable to Non-Controlling interest	17,353	7,478
Net income attributable to Dehaier Medical Systems Limited	1,534,416	1,816,401
Net income	1,517,063	1,808,923
Other comprehensive income (loss)
Foreign currency translation adjustments	491,145	(226,067)
Comprehensive income	2,008,208	1,582,856
Comprehensive income (loss) attributable to the non-controlling interest	(16,129)	21,019
Comprehensive income attributable to Dehaier Medical Systems Limited	$ 1,992,079	$ 1,603,875
Earnings per share
-Basic (in dollars per share)	$ 0.33	$ 0.40
-Diluted (in dollars per share)	$ 0.33	$ 0.39
Weighted average number of common shares used in computation
-Basic (in shares)	4,620,000	4,566,160
-Diluted (in shares)	4,642,383	4,714,077